Financial Assets and Allowances by Region (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Total countries [Domain Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	€ 678,787
Allowance for Credit Losses	4,259
Total countries [Domain Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	637,037
Allowance for Credit Losses	509
Total countries [Domain Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	32,335
Allowance for Credit Losses	501
Total countries [Domain Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,452
Allowance for Credit Losses	3,247
Total countries [Domain Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,963
Allowance for Credit Losses	3
Germany [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	307,488
Allowance for Credit Losses	1,825
Germany [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	291,850
Allowance for Credit Losses	247
Germany [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	12,247
Allowance for Credit Losses	275
Germany [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,088
Allowance for Credit Losses	1,303
Germany [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	303
Allowance for Credit Losses	0
Western Europe (excluding Germany) [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	131,736
Allowance for Credit Losses	1,907
Western Europe (excluding Germany) [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	119,622
Allowance for Credit Losses	122
Western Europe (excluding Germany) [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,499
Allowance for Credit Losses	175
Western Europe (excluding Germany) [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,072
Allowance for Credit Losses	1,604
Western Europe (excluding Germany) [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,543
Allowance for Credit Losses	5
Eastern Europe [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	6,798
Allowance for Credit Losses	47
Eastern Europe [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	6,309
Allowance for Credit Losses	5
Eastern Europe [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	401
Allowance for Credit Losses	4
Eastern Europe [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	88
Allowance for Credit Losses	38
Eastern Europe [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0
Allowance for Credit Losses	0
North America [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	155,446
Allowance for Credit Losses	147
North America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	147,300
Allowance for Credit Losses	66
North America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	7,572
Allowance for Credit Losses	32
North America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	554
Allowance for Credit Losses	48
North America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	20
Allowance for Credit Losses	1
Central and South America [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	5,430
Allowance for Credit Losses	31
Central and South America [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	4,717
Allowance for Credit Losses	7
Central and South America [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	558
Allowance for Credit Losses	2
Central and South America [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	155
Allowance for Credit Losses	22
Central and South America [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0
Allowance for Credit Losses	0
Asia/Pacific [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	59,315
Allowance for Credit Losses	237
Asia/Pacific [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	55,490
Allowance for Credit Losses	32
Asia/Pacific [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	3,353
Allowance for Credit Losses	9
Asia/Pacific [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	374
Allowance for Credit Losses	200
Asia/Pacific [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	98
Allowance for Credit Losses	(4)
Africa [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	2,544
Allowance for Credit Losses	42
Africa [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	1,996
Allowance for Credit Losses	7
Africa [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	470
Allowance for Credit Losses	4
Africa [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	78
Allowance for Credit Losses	31
Africa [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0
Allowance for Credit Losses	0
Other countries [Member] | Total [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	10,031
Allowance for Credit Losses	24
Other countries [Member] | Stage 1 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	9,753
Allowance for Credit Losses	22
Other countries [Member] | Stage 2 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	234
Allowance for Credit Losses	0
Other countries [Member] | Stage 3 [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	43
Allowance for Credit Losses	1
Other countries [Member] | Stage 3 POCI [Member]
Financial Assets and Allowance by Region [Line Items]
Gross Carrying Amount	0
Allowance for Credit Losses	€ 0